Taxes	12 Months Ended
Dec. 31, 2018
Taxes
Taxes

Note 10. Taxes

	Consolidated Group
Skr mn	2018	2017	2016
Income tax
Adjustment previous year	-1	0	4
Current tax	-448	-262	-382
Deferred tax	245	27	156
Total income tax	-204	-235	-222

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	6	27	27
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-82	—	—
Deferred tax	10	1	6
Income tax related to other comprehensive income	-66	28	33

Reconciliation of effective tax rate
The Swedish corporate tax rate, %	22.0	22.0	22.0
Profit before taxes	852	1,007	1,002
National tax based on profit before taxes	-187	-222	-220
Tax effects of:
Non-taxable income	0	1	0
Non-deductible expenses	-14	-15	-1
Imputed interest on tax allocation reserve	-2	-2	-3
Dividend received	—	—	—
Other	-1	3	2
Total tax	-204	-235	-222
Effective tax expense in %	24.0	23.3	22.2

Deferred taxes

Skr mn	2018	2017
Deferred tax assets concerning:
Temporary differences, related to pensions	15	7
Other temporary differences	—	—
Total deferred tax assets	15	7

Deferred tax liabilities concerning:
Untaxed reserves	291	538
Total deferred tax liabilities	291	538
Net deferred tax liabilities (+) / tax assets (-)	276	531

No deductible loss carry forwards existed as of December 31, 2018, or December 31, 2017.

Change in deferred taxes

Skr mn	2018	2017
Opening balance	531	559
Change through profit or loss	-245	-27
Change in other comprehensive income	-10	-1
Total	276	531

No deferred taxes accounted for in the Parent Company as of December 31, 2018, or December 31, 2017.

In June 2018, the Swedish Parliament introduced, among other things, reduced corporate tax and general interest deduction restrictions. The new rules came into force on January 1, 2019. The corporate tax is reduced in two stages - first to 21.4% (from January 1, 2019) and later to 20.6% (from January 1, 2021). The change has not had any significant impact on SEK’s deferred taxes.